GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 52,951
Impairment losses	16,570	$ 19,212	$ 29,667
Balance at end of year	43,654	52,951
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	272,636	262,372
Additions	9,611	10,281
Disposals
Reclassification
Exchange adjustments	36	(17)
Balance at end of year	282,283	272,636	262,372
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	52,951
Balance at end of year	43,654	52,951
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(219,685)	(197,618)
Disposals
Charge for the year	(2,368)	(2,825)
Impairment losses	(16,570)	(19,212)
Exchange adjustments	(6)	(30)
Balance at end of year	(238,629)	(219,685)	(197,618)
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	81,689	81,689
Additions
Disposals
Reclassification
Exchange adjustments
Balance at end of year	81,689	81,689	81,689
Goodwill [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	16,141
Balance at end of year	12,591	16,141
Goodwill [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(65,548)	(63,791)
Disposals
Charge for the year
Impairment losses	(3,550)	(1,757)
Exchange adjustments
Balance at end of year	(69,098)	(65,548)	(63,791)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	146,772	136,918
Additions	9,569	9,871
Disposals
Reclassification
Exchange adjustments	36	(17)
Balance at end of year	156,377	146,772	136,918
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	26,265
Balance at end of year	22,778	26,265
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(120,507)	(102,140)
Disposals
Charge for the year	(1,182)	(1,564)
Impairment losses	(11,904)	(16,773)
Exchange adjustments	(6)	(30)
Balance at end of year	(133,599)	(120,507)	(102,140)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	9,947	9,947
Additions	4
Disposals
Reclassification
Exchange adjustments
Balance at end of year	9,951	9,947	9,947
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	133
Balance at end of year	132	133
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(9,814)	(9,728)
Disposals
Charge for the year	(2)
Impairment losses	(3)	(86)
Exchange adjustments
Balance at end of year	(9,819)	(9,814)	(9,728)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	34,228	33,818
Additions	38	410
Disposals
Reclassification
Exchange adjustments
Balance at end of year	34,266	34,228	33,818
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	10,412
Balance at end of year	8,153	10,412
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(23,816)	(21,959)
Disposals
Charge for the year	(1,184)	(1,261)
Impairment losses	(1,113)	(596)
Exchange adjustments
Balance at end of year	$ (26,113)	$ (23,816)	$ (21,959)